SUBSEQUENT EVENT (Narrative) (Details) - Subsequent event [Member] $ in Millions, $ in Millions	Jan. 01, 2021 CAD ($)	Jan. 01, 2021 USD ($)
Senior Secured Notes [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notes issued		$ 400
Maturity date	February 15, 2026	February 15, 2026
Interest rate		7.00%
Senior Secured Notes due on June 15, 2022 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity date	June 15, 2022	June 15, 2022
Interest rate		8.75%
Proceeds from borrowings used to redeem outstanding of 8.75% Senior Secured Notes		$ 250
Florence Copper project and Gibraltar mine [Member]
Disclosure of non-adjusting events after reporting period [line items]
Remaining net proceeds from borrowings available for capital expenditure	$ 167	$ 131